Other Income	12 Months Ended
Jun. 30, 2026
Other Operating Income [Abstract]
Other Income
6.	Other Income

	2026 $’000	2025 $’000	2024 $’000
Fair value adjustments to financial instruments	–	2,942	–
Government grants and incentives	194	162	284
Income from sale of tax benefits under flow through share arrangements	–	3,937	3,471
Other income	196	285	264
Total other income	390	7,326	4,019